Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2055 Fund	May 30, 2023
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.18%)
Past 5 years	5.29%
Since Inception	6.51%	[1]
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.61%)
Past 5 years	4.26%
Since Inception	5.56%	[1]
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.52%)
Past 5 years	3.95%
Since Inception	4.97%	[1]
Fidelity Freedom Index 2055 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.18%)
Since Inception	6.48%	[2]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.34%
F1910
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.38%
Since Inception	6.61%

[1]	A From June 24, 2015
[2]	B From June 24, 2020